                                                      1933 Act File No. 33-29838
                                                      1940 Act File No. 811-5843

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.        .....................
    Post-Effective Amendment No.   25  .....................         X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.     23   .................................         X

                             CASH TRUST SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on July 30, 2004 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on                    pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C. 20037

Federated Investors
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2004

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 6

How is the Fund Sold? 7

How to Purchase Shares 7

How to Redeem Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Legal Proceedings 15

Financial Information 16

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.03%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.42% (quarter ended September 30, 2000). Its lowest quarterly return was 0.01% (quarter ended December 31, 2003).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2003.

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Calendar Period	Fund
1 Year	0.18%
5 Years	2.75%
10 Years	3.60%

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The Fund's 7-Day Net Yield as of December 31, 2003 was 0.06%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

GOVERNMENT CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.35%
Shareholder Services Fee[4]	0.25%
Other Expenses[5]	0.26%
Total Annual Fund Operating Expenses	1.36%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2004.

Total Waivers and Reduction of Fund Expenses	0.32%
Total Annual Fund Operating Expenses (after waivers and reduction)	1.04%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended May 31, 2004.

3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2004.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.24% for the fiscal year ended May 31, 2004.

5 The transfer agent voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.25% for the fiscal year ended May 31, 2004.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	138

3 Years	$	431

5 Years	$	745

10 Years	$	1,635

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to Government investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Government investments.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest.

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U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

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By Telephone

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You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds at the following address:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all Shareholder accounts that are traded through the same system maintained by the firm. Unless the Transfer Agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0006	0.0058	0.0174	0.0506	0.0455
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0058)	(0.0174)	(0.0506)	(0.0455)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.58%	1.75%	5.18%	4.65%

Ratios to Average Net Assets:

Expenses	1.04%	1.05%	1.05%	1.04%	1.01%

Net investment income	0.07%	0.59%	1.74%	4.96%	4.54%

Expense waiver/reimbursement[2]	0.07%	0.04%	0.01%	0.02%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$444,087	$590,024	$663,299	$785,978	$582,519

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated July 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 147551204

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9080103A (7/04)

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GOVERNMENT CASH SERIES
A Portfolio of Cash Trust Series, Inc.

Statement of additional Information

July 31, 2004

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectus for Government Cash Series (Fund),  dated
July 31, 2004.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

HOW IS THE FUND ORGANIZED?

The Fund is a diversified  portfolio of Cash Trust Series,  Inc.  (Corporation).
The  Corporation  is  an  open-end,   management  investment  company  that  was
established under the laws of the Commonwealth of Massachusetts on May 16, 1989.
It was reorganized  under the laws of the State of Maryland on February 1, 1993.
The Corporation may offer separate  series of shares  representing  interests in separate portfolios of securities.

The  Fund's  investment  adviser  is  Federated  Investment  Management  Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)
than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.
Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.
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Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some
GSE securities are supported by the full faith and credit of the United
States. These include the Government National Mortgage Association,
Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmer's Home Administration, Federal Financing Bank,
General Services Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private Investment
Corporation, and Washington Metropolitan Area Transit Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home
Loan Mortgage Corporation, Federal National Mortgage Association,
Student Loan Marketing Association, and Tennessee Valley Authority in
support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System,
Financing Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES

Certain fixed income securities in which the Fund invests are callable at the option of the issuer.  Callable securities are subject to call risks.
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Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.
Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Special Transactions

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of
Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors Inc.
(Federated) administers the program according to procedures approved by the Fund's Board of Directors (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo
Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo
Rate and the Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security.
The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or
subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the
Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.
Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due)
payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

  Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.
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Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
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Fundamental INVESTMENT Objective
The investment objective of the Fund is current income consistent with the stability of principal and liquidity. This investment objective cannot be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities
Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the
concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities,"
as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate,
10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under federal securities laws.
  For purposes of the diversification restriction, the Fund considers certificates of deposit and demand and time deposits issued by a
U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the
1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized
appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the
Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate
(such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best-efforts basis.

RULE 12B-1 PLAN
As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing
incentives to investment professionals to sell Shares.   The Rule 12b-1
Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The
Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the
Fund pay for any expenses of the Distributor that exceed the maximum
Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets
(Service Fees) to investment professionals or to Federated Shareholder
Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1
Plan and/or Service Fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding
Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the
1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind.
In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the
Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

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VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that
Fund or class are entitled to vote.

 Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Corporation's outstanding Shares of all series entitled to vote.

  As of July 6, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Bank of
America, Dallas, TX, owned approximately 70,835,178 Shares (23.90)%;
BHC Securities, Inc., Philadelphia, PA, owned approximately 47,759,373
Shares (16.11)%; Stern Agee & Leach, Birmingham, AL, owned
approximately 38,558,170 Shares (13.02)%; Scott & Stringfellow,
Inc., Richmond, VA, owned approximately 31,251,324 Shares (10.54)%, and
Pershing, Jersey City, NJ, owned approximately 25,825,240 Shares
(8.71)%.
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TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

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BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001
Liberty Avenue, Pittsburgh, PA.  The Corporation comprises four portfolios  and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden
Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of July 6 , 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                                         Compensation
      Address                                             Aggregate         From
Positions Held with   Principal Occupation(s) for Past   Compensation  Corporation and
    Corporation        Five Years, Other Directorships    From Fund    Federated Fund
 Date Service Began     Held and Previous Position(s)       (past          Complex
                                                         fiscal year)  (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND          Investors, Inc.
DIRECTOR              ---------------------------------
Began serving: May
1989                  Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal             $0         $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
DIRECTOR Began        Executive Officer and Director,
serving: May 1989     Federated Investors, Inc.;
                      Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $590.62        $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving: May    Center.
1989
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
-------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                                         Compensation
      Address                                             Aggregate         From
Positions Held with   Principal Occupation(s) for Past   Compensation  Corporation and
    Corporation        Five Years, Other Directorships    From Fund    Federated Fund
 Date Service Began     Held and Previous Position(s)       (past          Complex
                                                         fiscal year)  (past calendar
                                                                            year)
                      Principal Occupation: Director       $649.69        $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTOR              Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director      $649.69        $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
DIRECTOR              Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director       $649.69        $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
DIRECTOR              Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director       $590.62        $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director       $590.62        $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director      $649.69        $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director      $708.75        $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director     $590.62        $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving: May    Previous Positions: National
1989                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director     $590.62        $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
-------------------------------------------------------------------------

            Name
         Birth Date
           Address
     Positions Held with
         Corporation              Principal Occupation(s) and Previous Position(s)
-----------------------------
     Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: May 1989       Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

Deborah A. Cunningham         Principal Occupations:  Deborah A. Cunningham has been
Birth Date: September 15,     the Fund's Portfolio Manager since January 1994. Ms.
1959                          Cunningham was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER      market products in 2004. She joined Federated in 1981
Began serving: May 2004       and has been a Senior Portfolio Manager and a Senior
                              Vice President of the Fund's Adviser since 1997. Ms.
                              Cunningham is a Chartered Financial Analyst and
                              received her M.S.B.A. in Finance from Robert Morris
                              College.

                              Principal Occupations:  Mary Jo Ochson was named Chief
Mary Jo Ochson                Investment Officer of tax-exempt fixed income products
Birth Date: September 12,     in 2004 and is  a Vice President of the Corporation.
1953                          She joined Federated in 1982 and has been a Senior
VICE PRESIDENT                Portfolio Manager and a Senior Vice President of the
Began serving: November 1998  Fund's Adviser since 1996.  Ms. Ochson is a Chartered
                              Financial Analyst and received her M.B.A. in Finance
                              from the University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer
and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh,
Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Director of the Fund, served as President of Duquesne from
1988 until his retirement from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001. It should be noted that Mr.
Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
Board         Committee                                                       Held
Committee      Members                   Committee Functions               During
                                                                              Last
                                                                           Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,           7
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit                         The purposes of the Audit Committee are          5
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              auditors, acts as a liaison between the
                              independent auditors and the Board and
                              reviews the Fund`s internal audit
                              function.

Nominating                                                                    None
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Director," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.
                              ------------------------------------------


Board ownership of shares in the fund and in the FEDERATED family of
Investment companies AS OF DECEMBER 31, 2003
                                                                                 Aggregate
                                                                           Dollar Range of
                                        Dollar Range of                    Shares Owned in
Interested                                 Shares Owned                Federated Family of
Board Member Name                               in Fund               Investment Companies
John F. Donahue                                    None                      Over $100,000
J. Christopher Donahue                             None                      Over $100,000
Lawrence D. Ellis, M.D.              $1.00 - $10,000.00                      Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                   None                      Over $100,000
John T. Conroy, Jr.                                None                      Over $100,000
Nicholas P. Constantakis                           None                      Over $100,000
John F. Cunningham                                 None                      Over $100,000
Peter E. Madden                                    None                      Over $100,000
Charles F. Mansfield, Jr.                          None                 $50,001 - $100,000
John E. Murray, Jr., J.D.,                         None                      Over $100,000
S.J.D.
Marjorie P. Smuts                                  None                      Over $100,000
John S. Walsh                                      None                      Over $100,000

INVESTMENT ADVISER
-------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are:
the Fund's investment objectives and long term performance; the
Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the
Federated organization in addition to investment advisory services; and
the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the
Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the
Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated
in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the
Adviser's cost of providing the services; the extent to which the
Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent
Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the
Federated funds under separate contracts (e.g., for serving as the
Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its
shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction
(unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote:
against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients'
interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired
Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.
The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the
Proxy Voting Guidelines, or override the directions provided in such
Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an
Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy
Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested
Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.
If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested
Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the
Adviser (or an affiliate) acts as an investment adviser, the Proxy
Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume
transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                         Average Aggregate Daily
  Maximum Administrative Fee        Net Assets of the Federated Funds
         0.150 of 1%                     on the first $5 billion
         0.125 of 1%                     on the next $5 billion
         0.100 of 1%                     on the next $10 billion
         0.075 of 1%                   on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
-------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May 31           2004                2003            2002
Advisory Fee Earned              $2,644,124          $3,509,173      $3,659,079
Advisory Fee Reduction            $287,165            $271,319        $143,328
Administrative Fee                $400,567            $527,780        $551,057
12b-1 Fee                         $528,825
Shareholder Services Fee         $1,259,958

HOW DOES THE FUND MEASURE PERFORMANCE?
-------------------------------------------------------------------------

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended May 31, 2004.

Yield and Effective Yield are given for the 7-day period ended May 31,
2004.

                         7-Day Period          1 Year         5 Years     10 Years
    Total Return              N/A               0.06%          2.42%       3.49%
       Yield                 0.05%               N/A            N/A         N/A
  Effective Yield            0.05%               N/A            N/A         N/A

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-------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one
Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the
Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting  investor  needs by making  structured,
straightforward   and   consistent   investment   decisions.    Federated
investment  products have a history of competitive  performance  and have
gained  the  confidence  of  thousands  of  financial   institutions  and
individual investors.

Federated's  disciplined  investment selection process is rooted in sound
methodologies   backed  by  fundamental   and  technical   research.   At
Federated,  success in  investment  management  does not depend solely on the skill of a single  portfolio  manager.  It is a fusion of  individual talents and  state-of-the-art  industry tools and resources.  Federated's investment  process  involves  teams of portfolio  managers and analysts, and  investment  decisions  are executed by traders who are  dedicated to specific  market  sectors and who handle  trillions  of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal  sector,  as of December 31, 2003,  Federated managed 14 bond  funds  with  approximately  $3.8  billion  in  assets  and 22 money market funds with  approximately  $23.0 billion in total assets. In 1976,
Federated  introduced  one of the first  municipal  bond mutual  funds in the  industry  and is now  one of the  largest  institutional  buyers  of municipal  securities.  The Funds may quote statistics from organizations including The Tax Foundation and the National  Taxpayers  Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 32 years'  experience.  As of  December  31,  2003,  Federated  managed  36  equity  funds  totaling approximately  $25.6  billion  in assets  across  growth,  value,  equity
income,   international,   index  and  sector  (i.e.   utility)   styles.
Federated's  value-oriented  management  style combines  quantitative and
qualitative   analysis  and  features  a  structured,   computer-assisted
composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In  the  corporate  bond  sector,  as of  December  31,  2003,  Federated
managed  11  money   market   funds  and  4  bond   funds   with   assets
approximating    $61.7   billion   and   $3.4   billion,    respectively.
Federated's   corporate   bond  decision   making--based   on  intensive,
diligent  credit  analysis--is  backed by over 30 years of  experience in the  corporate  bond sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one
of  the  first  fund  managers  to   participate   in  the  asset  backed
securities market, a market totaling more than $209 billion.

Government Funds
In the government  sector,  as of December 31, 2003,  Federated managed 7 mortgage-backed,  3 multi-sector  government  funds, 4  government/agency and 19 government  money market mutual funds,  with assets  approximating
$4.9   billion,   $0.9   billion,   $2.9   billion  and  $56.2   billion,
respectively.  Federated  trades  approximately  $90.4  billion  in  U.S.
government   and    mortgage-backed    securities    daily   and   places
approximately  $35 billion in repurchase  agreements each day.  Federated introduced the first U.S.  government  fund to invest in U.S.  government bond  securities in 1969.  Federated has been a major force in the short-
and  intermediate-term   government  markets  since  1982  and  currently
manages  approximately  $50  billion in  government  funds  within  these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible for oversight of the various investment  sectors  within  Federated  are:  Global  Equity - Stephen F.
Auth  is  responsible   for  overseeing  the  management  of  Federated's
domestic and  international  equity products;  Global Fixed Income - Mary
Jo Ochson and Robert J.  Ostrowski are  responsible  for  overseeing  the management of  Federated's  domestic and  international  fixed income and high  yield  products;  and  Money  Markets - Deborah  A.  Cunningham  is responsible  for overseeing  the  management of Federated's  money market fund products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial goals through mutual funds.  These  investors,  as well as businesses and institutions,  have  entrusted  over $6.2  trillion to the  approximately
8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately  3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for  a  variety  of  purposes,  including  defined  benefit  and  defined contribution programs, cash management,  and asset/liability  management.
Institutional  clients include  corporations,  pension funds,  tax exempt entities,  foundations/endowments,  insurance  companies,  and investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more than  1,600  banks and trust organizations.  Virtually all of the trust  divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are  available  to  consumers  through  major  brokerage
firms   nationwide--Federated   has  over  2,000  broker/dealer  and  bank
broker/dealer   relationships  across  the   country--supported  by  more
wholesalers than any other mutual fund distributor.  Federated's  service to financial  professionals  and  institutions has earned it high ratings in several  surveys  performed by DALBAR,  Inc.  DALBAR is  recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31,
2004 are incorporated herein by reference to the Annual Report to
Shareholders of Government Cash Series dated May 31, 2004.

ADDRESSES

Government Cash series

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2004

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A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, tax-exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Legal Proceedings 15

Financial Information 16

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of short-term, high-quality, tax-exempt securities. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund invests in a portfolio of securities maturing in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.06%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 0.91% (quarter ended December 31, 2000). Its lowest quarterly return was 0.02% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2003.

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Calendar Period	Fund
1 Year	 0.23%
5 Years	 1.78%
10 Years	 2.28%

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The Fund's 7-Day Net Yield as of December 31, 2003 was 0.28%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MUNICIPAL CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.23%
Total Annual Fund Operating Expenses	1.33%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2004.

Total Waivers and Reduction of Fund Expenses	0.28%
Total Annual Fund Operating Expenses (after waivers and reduction)	1.05%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended May 31, 2004.

3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2004.

4 The transfer agent voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.22% for the fiscal year ended May 31, 2004.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$135

3 Years	$421

5 Years	$729

10 Years	$1,601

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets an average portfolio maturity range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable-rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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Because the Fund refers to Municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

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TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed-income securities that pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax exempt securities by their source of repayment.

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Variable-Rate Demand Instruments

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Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

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Municipal Notes

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Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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CREDIT ENHANCEMENT

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The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

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INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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INTEREST-RATE RISKS

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

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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SECTOR RISKS


A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in economic cycle affecting credit losses and regulatory changes.

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What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares


You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL


Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

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By Telephone

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You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds at the following address:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by noon (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after noon (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

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You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  am Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all Shareholder accounts that are traded through the same system maintained by the firm. Unless the Transfer Agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

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The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. See "Tax Information" below for information on the tax consequences of the Fund realizing a capital gain.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes.

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Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.

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Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.005	0.012	0.032	0.029

Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.012)	(0.032)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.13%	0.51%	1.20%	3.21%	2.92%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.05%	1.04%	1.02%

Net investment income	0.13%	0.52%	1.16%	3.16%	2.87%

Expense waiver/reimbursement[2]	0.03%	0.07%	0.05%	0.03%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$353,473	$426,684	$538,236	$508,523	$430,365

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated July 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 147551303

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9080102A (7/04)

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MUNICIPAL CASH SERIES
A Portfolio of Cash Trust Series, Inc.

Statement of additional Information

July 31, 2004

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Municipal Cash Series (Fund), dated July 31,
2004. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

Who Manages and Provides Services to the
Fund?....................................8
How Does the Fund Measure Performance?..18

1

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation). The
Corporation, an open-end, management investment company, was originally established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on May 16, 1989. It was reorganized under the laws of the state of Maryland on
February 1, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Fund's investment adviser is
Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

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SECURITIES DESCRIPTIONS AND TECHNIQUES
The principal securities in which the Fund invests are described in its prospectus.
In pursuing its investment strategy, the Fund also may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or may be adjusted periodically.
In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities, in addition to those listed in the prospectus, in which the Fund may invest:
General Obligation Bonds
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.
Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities.
For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.
  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds.  For example, a municipality may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area.  The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

CALLABLE SECURITIES

Certain fixed income securities in which the Fund invests are callable at the option of the issuer.  Callable securities are subject to call risks.
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Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors,
Inc. (Federated) administers the program according to procedures approved by the
Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage
In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Temporary Defensive Investments
The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States.

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Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the
Government National Mortgage Association, Small Business Administration, Farm Credit
System Financial Assistance Corporation, Farmer's Home Administration, Federal
Financing Bank, General Services Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private Investment Corporation, and
Washington Metropolitan Area Transit Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan
Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage
Association, Student Loan Marketing Association, and Tennessee Valley Authority in
support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding
Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

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Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months.
Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks.
In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Investment Ratings
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be of comparable quality to securities having such ratings.
An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by
Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service
(Moody's), or F-1+, F-1 or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
Fund's risk of loss and potential for gain.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements.
Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Fundamental INVESTMENT Objective and Policies
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax consistent with stability of principal.
  The Fund will invest its assets so that at least 80% of its annual interest income that the Fund distributes is exempt from federal regular income tax.
  This investment objective and policy cannot be changed without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
The Fund is a diversified company within the meaning of the Investment Company Act of
1940 (1940 Act) and any rules, regulations or interpretations thereunder.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under federal securities laws.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. In applying the Fund's concentration limitation: (a)
utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN
As a reimbursement-type plan, the Rule12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and
providing incentives to investment professionals to sell Shares.   The Rule12b-1 Plan
allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and
Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the
Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule12b-1 Plan fee.

The maximum Rule12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees)
to investment professionals or Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule12b-1 Plan and/or
Service Fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

  As of July 6, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: BHC Securities, Inc., Philadelphia, PA, owned approximately 52,611,663 Shares (17.33)%; Stern Agee & Leach, Birmingham, AL,
owned approximately 43,558,578 Shares (14.35)%;  City Securities Corporation,
Indianapolis, IN, owned approximately 42,553,164 Shares (14.01)%; Pershing, Jersey
City, NJ, owned approximately 38,245,476 Shares (12.59)%; Scott & Stringfellow,
Inc., Richmond, VA, owned approximately 28,478,346 Shares (9.38)% and Primevest
Financial Services, Inc., Saint Cloud, MN, owned approximately 18,918,738 Shares
(6.23)%.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The
Corporation comprises four portfolios  and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth
Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark
Funds-five portfolios.

As of July 6, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                                         Compensation
      Address                                             Aggregate         From
Positions Held with   Principal Occupation(s) for Past   Compensation  Corporation and
    Corporation        Five Years, Other Directorships    From Fund    Federated Fund
 Date Service Began     Held and Previous Position(s)       (past          Complex
                                                         fiscal year)  (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND          Investors, Inc.
DIRECTOR              ---------------------------------
Began serving: May
1989                  Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
DIRECTOR              Executive Officer and Director,
Began serving: May    Federated Investors, Inc.;
1989                  Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $511.01        $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving: May    Center.
1989
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                                         Compensation
      Address                                             Aggregate         From
Positions Held with   Principal Occupation(s) for Past   Compensation  Corporation and
    Corporation        Five Years, Other Directorships    From Fund    Federated Fund
 Date Service Began     Held and Previous Position(s)       (past          Complex
                                                         fiscal year)  (past calendar
                                                                            year)
                      Principal Occupation: Director       $562.11        $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTOR              Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director      $562.11        $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
DIRECTOR              Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director       $562.11        $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
DIRECTOR              Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director       $511.01        $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director       $511.01        $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director      $562.11        $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director      $613.22        $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director     $511.01        $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving: May    Previous Positions: National
1989                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director     $511.01        $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
--------------------------------------------------------------------------------------

            Name
         Birth Date
           Address
     Positions Held with
         Corporation              Principal Occupation(s) and Previous Position(s)
-----------------------------
     Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: May 1989       Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Principal Occupations:  Deborah A. Cunningham was named
Deborah A. Cunningham         Chief Investment Officer of money market products in
Birth Date: September 15,     2004. She joined Federated in 1981 and has been a
1959                          Senior Portfolio Manager and a Senior Vice President of
CHIEF INVESTMENT OFFICER      the Fund's Adviser since 1997. Ms. Cunningham is a
Began serving: May 2004       Chartered Financial Analyst and received her M.S.B.A.
                              in Finance from Robert Morris College.
                              --------------------------------------------------------

                              Principal Occupations:  Mary Jo Ochson has been the
Mary Jo Ochson                Fund's Portfolio Manager since August 1989.  Ms. Ochson
Birth Date: September 12,     was named Chief Investment Officer of tax-exempt fixed
1953                          income products in 2004 and is  a Vice President of the
VICE PRESIDENT                Corporation. She joined Federated in 1982 and has been
Began serving: November 1998  a Senior Portfolio Manager and a Senior Vice President
                              of the Fund's Adviser since 1996.  Ms. Ochson is a
                              Chartered Financial Analyst and received her M.B.A. in
                              Finance from the University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
Board         Committee                                                       Held
Committee      Members                   Committee Functions               During
                                                                              Last
                                                                           Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,           7
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit                         The purposes of the Audit Committee are          5
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              auditors, acts as a liaison between the
                              independent auditors and the Board and
                              reviews the Fund`s internal audit
                              function.

Nominating                                                                    None
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Director," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.
                              ------------------------------------------


Board ownership of shares in the fund and in the FEDERATED family of Investment companies AS OF DECEMBER 31, 2003
                                                                          Aggregate
                                                                    Dollar Range of
                                        Dollar Range of             Shares Owned in
Interested                                 Shares Owned         Federated Family of
Board Member Name                              in Funds        Investment Companies
John F. Donahue                                    None               Over $100,000
J. Christopher Donahue                             None               Over $100,000
Lawrence D. Ellis, M.D.              $1.00 - $10,000.00               Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                   None               Over $100,000
John T. Conroy, Jr.                                None               Over $100,000
Nicholas P. Constantakis                           None               Over $100,000
John F. Cunningham                                 None               Over $100,000
Peter E. Madden                                    None               Over $100,000
Charles F. Mansfield, Jr.                          None          $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                  None               Over $100,000
Marjorie P. Smuts                                  None               Over $100,000
John S. Walsh                                      None               Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the Adviser's  management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the
Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

--------------------------          2004                  2003              2002
For the Year Ended May 31
Advisory Fee Earned              $2,053,921            $2,485,986        $2,962,147
Advisory Fee Reduction            $100,671              $312,181          $261,446
Administrative Fee                $311,209              $373,892          $445,743
12b-1 Fee:                        $410,784                ----             -----
Shareholder Services Fee:        $1,011,693               ---               ----

HOW DOES THE FUND MEASURE PERFORMANCE?
--------------------------------------------------------------------------------------

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended May
31, 2004.

Yield , Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended
May 31, 2004.

                        7 -Day Period        1 Year       5 Years     10 Years

Total Return
  Before Taxes               N/A              .13%         1.59%        2.21%
  After Taxes on
  Distributions     -------------------       .13%         1.59%        2.21%
                             N/A
  After Taxes on
  Distributions and          N/A
  Sale of Shares    -------------------       .13%         1.59%        2.21%

Yield                        .15%             N/A           N/A          N/A
Effective Yield              .15%             N/A           N/A          N/A
Tax-Equivalent Yield         .23%             N/A           N/A          N/A
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Yield, Effective Yield and Tax-Equivalent Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2004 Multistate Municipal Fund
Tax Bracket:
Federal           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Joint Return:       $0    -  $14,001  -  $56,801  -  $114,651 -  $174,701 -    Over
                 $14,000     $56,800     $114,650    $174,700    $311,950    $311,950
Single Return:      $0    -   $7,001  -  $28,401  -  $68,801  -  $143,501 -    Over
                  $7,000     $28,400     $68,800     $143,500    $311,950    $311,950
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%             0.56%       0.59%       0.67%       0.69%       0.75%       0.77%
1.00%             1.11%       1.18%       1.33%       1.39%       1.49%       1.54%
1.50%             1.67%       1.76%       2.00%       2.08%       2.24%       2.31%
2.00%             2.22%       2.35%       2.67%       2.78%       2.99%       3.08%
2.50%             2.78%       2.94%       3.33%       3.47%       3.73%       3.85%
3.00%             3.33%       3.53%       4.00%       4.17%       4.48%       4.62%
3.50%             3.89%       4.12%       4.67%       4.86%       5.22%       5.38%
4.00%             4.44%       4.71%       5.33%       5.56%       5.97%       6.15%
4.50%             5.00%       5.29%       6.00%       6.25%       6.72%       6.92%
5.00%             5.56%       5.88%       6.67%       6.94%       7.46%       7.69%
5.50%             6.11%       6.47%       7.33%       7.64%       8.21%       8.46%
6.00%             6.67%       7.06%       8.00%       8.33%       8.96%       9.23%
6.50%             7.22%       7.65%       8.67%       9.03%       9.70%      10.00%
7.00%             7.78%       8.24%       9.33%       9.72%       10.45%     10.77%
7.50%             8.33%       8.82%       10.00%      10.42%      11.19%     11.54%
8.00%             8.89%       9.41%       10.67%      11.11%      11.94%     12.31%
8.50%             9.44%       10.00%      11.33%      11.81%      12.69%     13.08%
9.00%             10.00%      10.59%      12.00%      12.50%      13.43%     13.85%
9.50%             10.56%      11.18%      12.67%      13.19%      14.18%     14.62%
10.00%            11.11%      11.76%      13.33%      13.89%      14.93%     15.38%
10.50%            11.67%      12.35%      14.00%      14.58%      15.67%     16.15%
11.00%            12.22%      12.94%      14.67%      15.28%      16.42%     16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
--------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2003,  Federated  managed 14 bond funds
with   approximately   $3.8   billion  in  assets  and  22  money  market  funds  with
approximately $23.0 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated has more than 32 years'  experience.  As of December
31, 2003,  Federated managed 36 equity funds totaling  approximately  $25.6 billion in assets across  growth,  value,  equity income,  international,  index and sector (i.e.
utility) styles.  Federated's  value-oriented  management style combines  quantitative and  qualitative  analysis  and  features a  structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31, 2003,  Federated  managed 11 money market  funds and 4 bond  funds  with  assets  approximating  $61.7  billion  and $3.4
billion,   respectively.   Federated's   corporate  bond  decision   making--based  on
intensive,  diligent credit  analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972,  Federated introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December  31,  2003,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual  funds,  with assets  approximating  $4.9  billion,  $0.9 billion,  $2.9 billion and $56.2 billion, respectively.  Federated trades approximately $90.4 billion in U.S.  government and mortgage backed securities daily and places  approximately $35 billion  in  repurchase  agreements  each day.  Federated  introduced  the first  U.S.
government fund to invest in U.S.  government  bond securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government markets since 1982 and  currently  manages  approximately  $50 billion in  government  funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's  domestic and international  equity products;
Global  Fixed  Income - Mary Jo Ochson and Robert J.  Ostrowski  are  responsible  for overseeing the management of Federated's  domestic and international  fixed income and high yield  products;  and Money Markets - Deborah A.  Cunningham is  responsible  for overseeing the management of Federated's money market fund products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over $6.2  trillion to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,  cash management,  and
asset/liability  management.   Institutional  clients  include  corporations,  pension
funds,  tax  exempt  entities,   foundations/endowments,   insurance  companies,   and
investment and financial advisers.

Bank Marketing
Other  institutional  clients  include more than 1,600 banks and trust  organizations.
Virtually  all of the  trust  divisions  of the top 100  bank  holding  companies  use
Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are   available  to  consumers   through  major   brokerage   firms
nationwide--Federated   has   over   2,000   broker/dealer   and   bank   broker/dealer
relationships across the  country--supported by more wholesalers than any other mutual fund distributor.  Federated's service to financial professionals and institutions has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Municipal
Cash Series dated May 31, 2004.

INVESTMENT RATINGS

S & P Short-Term Municipal Obligation Ratings
A  S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

S&P Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign
(+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P Long-Term Debt Ratings
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Moody's Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG).
(See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated
A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by
S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by
S&P or Moody's.

Fitch Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

Municipal Cash Series

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2004

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 10

How to Purchase Shares 10

How to Redeem Shares 13

Account and Share Information 17

Who Manages the Fund? 18

Legal Proceedings 19

Financial Information 20

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.06%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.03% (quarter ended December 31, 2003).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2003.

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Calendar Period	Fund
1 Year	 0.27%
5 Years	 2.90%
10 Years	 3.73%

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The Fund's 7-Day Net Yield as of December 31, 2003 was 0.14%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

PRIME CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.35%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.23%
Total Annual Fund Operating Expenses	1.33%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2004.

Total Waivers and Reduction of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	1.05%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended May 31, 2004.

3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2004.

4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.22% for the fiscal year ended May 31,2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 135

3 Years	$ 421

5 Years	$ 729

10 Years	$1,601

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper to achieve a limited barbell structure. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

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Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidiaries, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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Insurance Contracts

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Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

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Municipal Securities

Municipal securities are issued by states, counties and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risk normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

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The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS

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The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker dealers, or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

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By Telephone

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You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds at the following address:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

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  Fund Name and Share Class, account number, and account registration;
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  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all Shareholder accounts that are traded through the same system maintained by the firm. Unless the Transfer Agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.007	0.019	0.052	0.047

Less Distributions:
Distributions from net investment income	(0.001)	(0.007)	(0.019)	(0.052)	(0.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.14%	0.69%	1.95%	5.34%	4.81%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.05%	1.04%	1.01%

Net investment income	0.14%	0.70%	1.94%	5.18%	4.73%

Expense waiver/reimbursement[2]	0.03%	0.03%	0.02%	0.06%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,334,861	$5,008,970	$5,621,516	$6,151,845	$5,061,010

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated July 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

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Cusip 147551105
9080101A (7/04)

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PRIME CASH SERIES
A Portfolio of Cash Trust Series, Inc.

Statement of additional Information
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july 31, 2004

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Prime Cash Series (Fund), dated July 31, 2004.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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                                            Who Manages and Provides Services to the
                                            Fund?...................................10
                                            How Does the Fund Measure Performance?..21

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation). The
Corporation, an open-end, management investment company was originally organized as a
Massachusetts business trust under the laws of the Commonwealth of Massachusetts on
May 16, 1989. It was reorganized under the laws of the state of Maryland on February
1, 1993. The Corporation may offer separate series of Shares representing interests in separate portfolios of securities.

The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the
Government National Mortgage Association, Small Business Administration, Farm Credit
System Financial Assistance Corporation, Farmer's Home Administration, Federal
Financing Bank, General Services Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private Investment Corporation, and
Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan
Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage
Association, Student Loan Marketing Association, and Tennessee Valley Authority in
support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding
Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months.
Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages.
Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities may have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

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Callable Securities

Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

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Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

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The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit
Insurance Corporation. These instruments may include Eurodollar Certificates of
Deposit, Yankee Certificates of Deposit, and Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The
Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50%
      of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the
Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders.
Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board of
Directors (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption request; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board.
The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investment Ratings
A nationally recognized statistical rating organization's (NRSRO's) two highest rating categories are determined without regard for sub-categories and gradations.
For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's (S&P),
Prime-1 or Prime-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by
Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two
NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
Fund's risk of loss and potential for gain.


Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S.
investors.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Fundamental INVESTMENT Objective
The investment objective of the Fund is current income consistent with stability of principal and liquidity. The investment objective may not be changed by the Fund's
Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
The Fund is a "diversified company" within the meaning of the Investment Company Act of 1940 (1940 Act) and any rules, regulations or interpretations thereunder.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate 10% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the
SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The
Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

Restricted Securities
The Fund may invest in securities subject to restriction on resale under the federal securities laws.


REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN
As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and
Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the
Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.


SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees)
to investment professionals or to Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive [payments under the Rule 12b-1 Plan and/or Service Fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

As of July 6, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: BHC Securities Inc., Philadelphia, PA, owned approximately 937,278,591 Shares (29.06%); Primevest Financial Services, Inc. special custody account for the exclusive benefit of customers, Saint Cloud, MN, owned approximately 498,923,005 Shares (15.47%); Special custody account for the exclusive benefit of customers of Stern Agee & Leach, Birmingham, AL, owned approximately
443,114,843 Shares (13.74%); Parker/Hunter Inc., Pittsburgh, PA, owned approximately
237,983,833 Shares (7.37%); Pershing - for the exclusive benefit of Federated Money
Fund customer accounts, Jersey City, NJ, owned approximately 204,584,350 Shares
(6.34%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The
Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth
Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark
Funds-five portfolios.

As of July 6, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                           Aggregate     Compensation
      Address                                            Compensation       From
Positions Held with   Principal Occupation(s) for Past       From      Corporation and
    Corporation        Five Years, Other Directorships   Corporation   Federated Fund
--------------------    Held and Previous Position(s)       (past       Complex (past
 Date Service Began                                      fiscal year)  calendar year)
                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND          Investors, Inc.
DIRECTOR              ---------------------------------
Began serving: May
1989                  Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
DIRECTOR              Executive Officer and Director,
Began serving: May    Federated Investors, Inc.;
1989                  Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director     $3,334.11       $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving: May    Center.
1989
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                           Aggregate     Compensation
      Address                                            Compensation       From
Positions Held with   Principal Occupation(s) for Past       From      Corporation and
    Corporation        Five Years, Other Directorships   Corporation   Federated Fund
 Date Service Began     Held and Previous Position(s)       (past       Complex (past
                                                         fiscal year)  calendar year)
                      Principal Occupation: Director      $3,667.52       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTOR              Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $3,667.52       $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
DIRECTOR              Associates, Inc., Realtors;
Began serving:        President, Naples Property
August 1991           Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $3,667.52       $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
DIRECTOR              Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director      $3,334.11       $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $3,334.11       $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $3,667.52       $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director     $4,000.93       $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $3,334.11       $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving: May    Previous Positions: National
1989                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $3,334.11       $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

--------------------------------------------------------------------------------------

OFFICERS**

            Name
         Birth Date
           Address
     Positions Held with
         Corporation              Principal Occupation(s) and Previous Position(s)
-----------------------------
     Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: May 1989       Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.
Began serving: August 2002
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

Deborah A. Cunningham         Principal Occupations:  Deborah A. Cunningham has been
Birth Date: September 15,     the Fund's Portfolio Manager since July 1991. Ms.
1959                          Cunningham was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER      market products in 2004. She joined Federated in 1981
Began serving: May 2004       and has been a Senior Portfolio Manager and a Senior
                              Vice President of the Fund's Adviser since 1997. Ms.
                              Cunningham is a Chartered Financial Analyst and
                              received her M.S.B.A. in Finance from Robert Morris
                              College.

                              Principal Occupations:  Mary Jo Ochson was named Chief
Mary Jo Ochson                Investment Officer of tax-exempt fixed income products
Birth Date: September 12,     in 2004 and is  a Vice President of the Corporation.
1953                          She joined Federated in 1982 and has been a Senior
VICE PRESIDENT                Portfolio Manager and a Senior Vice President of the
Began serving: November 1998  Fund's Adviser since 1996.  Ms. Ochson is a Chartered
                              Financial Analyst and received her M.B.A. in Finance
                              from the University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
Board         Committee                                                       Held
Committee      Members                   Committee Functions               During
                                                                              Last
                                                                           Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,          Two
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit                         The purposes of the Audit Committee are         Five
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              auditors, acts as a liaison between the
                              independent auditors and the Board and
                              reviews the Fund`s internal audit
                              function.

Nominating                    The Nominating Committee, whose members         None
          Thomas G. Bigley    consist of all Independent  Directors,
          John T. Conroy,     selects and nominates persons for
          Jr.                 election to the Fund`s Board when
          Nicholas P.         vacancies occur. The Committee will
          Constantakis        consider candidates recommended by
          John F.             shareholders, Independent Directors,
          Cunningham          officers or employees of any of the
          Peter E. Madden     Fund`s agents or service providers and
          Charles F.          counsel to the Fund. Any shareholder who
          Mansfield, Jr.      desires to have an individual considered
          John E. Murray,     for nomination by the Committee must
          Jr.                 submit a recommendation in writing to the
          Marjorie P. Smuts   Secretary of the Fund, at the Fund's
          John S. Walsh       address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Director," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.

--------------------------------------------------------------------------------------

Board ownership of shares in the fund and in the Federated family of Investment companies AS OF DECEMBER 31, 2003
                                                                                Aggregate
                                                                          Dollar Range of
                                              Dollar Range of             Shares Owned in
Interested                                       Shares Owned         Federated Family of
Board Member Name                                     in Fund                  Investment
                                                                                Companies
John F. Donahue                                          None               Over $100,000
J. Christopher Donahue                                   None               Over $100,000
Lawrence D. Ellis, M.D.                           $1- $10,000               Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                         None               Over $100,000
John T. Conroy, Jr.                                      None               Over $100,000
Nicholas P. Constantakis                                 None               Over $100,000
John F. Cunningham                                       None               Over $100,000
Peter E. Madden                                          None               Over $100,000
Charles F. Mansfield, Jr.                                None          $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                        None               Over $100,000
Marjorie P. Smuts                                        None               Over $100,000
John S. Walsh                                            None               Over $100,000

--------------------------------------------------------------------------------------


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the
Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                            Average Aggregate Daily
 Maximum Administrative Fee            Net Assets of the Federated Funds
         0.150 of 1%                        on the first $5 billion
         0.125 of 1%                        on the next $5 billion
         0.100 of 1%                        on the next $10 billion
         0.075 of 1%                      on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touche, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended May 31             2004           2003            2002
Advisory Fee Earned                $24,167,105   $26,784,579     $30,702,673
Advisory Fee Reduction               969,184      1,095,624       1,304,365
Administrative Fee                  3,661,900     4,028,401       4,620,259
12b-1 Fee:                          4,833,421         --              --
Shareholder Services Fee:          12,083,553         --              --

--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended May
31, 2004.

Yield and Effective Yield are given for the 7-day period ended May 31, 2004.

                         7-Day Period        1 Year        5 Years      10 Years
Total Return                  --              0.14%         2.57%        3.62%
Yield                        0.13%             --             --           --
Effective Yield              0.13%             --             --           --

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2003,  Federated  managed 14 bond funds
with   approximately   $3.8   billion  in  assets  and  22  money  market  funds  with
approximately $23.0 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated has more than 32 years'  experience.  As of December
31, 2003,  Federated managed 36 equity funds totaling  approximately  $25.6 billion in assets across  growth,  value,  equity income,  international,  index and sector (i.e.
utility) styles.  Federated's  value-oriented  management style combines  quantitative and  qualitative  analysis  and  features a  structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31, 2003,  Federated  managed 11 money market  funds and 4 bond  funds  with  assets  approximating  $61.7  billion  and $3.4
billion,   respectively.   Federated's   corporate  bond  decision   making--based  on
intensive,  diligent credit  analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972,  Federated introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December  31,  2003,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual  funds,  with assets  approximating  $4.9  billion,  $0.9 billion,  $2.9 billion and $56.2 billion, respectively.  Federated trades approximately $90.4 billion in U.S.  government and mortgage backed securities daily and places  approximately $35 billion  in  repurchase  agreements  each day.  Federated  introduced  the first  U.S.
government fund to invest in U.S.  government  bond securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government markets since 1982 and  currently  manages  approximately  $50 billion in  government  funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's  domestic and international  equity products;
Global  Fixed  Income - Mary Jo Ochson and Robert J.  Ostrowski  are  responsible  for overseeing the management of Federated's  domestic and international  fixed income and high yield  products;  and Money Markets - Deborah A.  Cunningham is  responsible  for overseeing the management of Federated's money market fund products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over $6.2  trillion to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,  cash management,  and
asset/liability  management.   Institutional  clients  include  corporations,  pension
funds,  tax  exempt  entities,   foundations/endowments,   insurance  companies,   and
investment and financial advisers.

Bank Marketing
Other  institutional  clients  include more than 1,600 banks and trust  organizations.
Virtually  all of the  trust  divisions  of the top 100  bank  holding  companies  use
Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are   available  to  consumers   through  major   brokerage   firms
nationwide--Federated   has   over   2,000   broker/dealer   and   bank   broker/dealer
relationships across the  country--supported by more wholesalers than any other mutual fund distributor.  Federated's service to financial professionals and institutions has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Prime Cash
Series dated May 31, 2004.

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INVESTMENT RATINGS

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Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by Standard
& Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard & Poor's Long-Term Debt Ratings
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Moody's Investors Service Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG).
(See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's Investors Service Long-Term Debt Ratings
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated
A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by
S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by
S&P or Moody's.

Fitch Ratings Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS Short-Term Debt and Commercial Paper Rating Definitions
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (high) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (middle) Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve), entities rated "R-1
(middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low) Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas.
Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS Long-Term Debt Rating Definitions
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low"
grades are not used for the AAA category.

ADDRESSES

prime cash series

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

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Federated Investors
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

PROSPECTUS

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July 31, 2004

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6

How is the Fund Sold? 6

How to Purchase Shares 7

How to Redeem Shares 10

Account and Share Information 13

Who Manages the Fund? 14

Legal Proceedings 15

Financial Information 16

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.03%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.39% (quarter ended December 31, 2000). Its lowest quarterly return was 0.01% (quarter ended December 31, 2003).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2003.

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Calendar Period	Fund
1 Year	0.17%
5 Years	2.66%
10 Years	3.53%

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The Fund's 7-Day Net Yield as of December 31, 2003 was 0.04%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY CASH SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.35%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.35%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2004.

Total Waivers and Reduction of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	1.01%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended May 31, 2004.

3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2004.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.21% for the fiscal year ended May 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 137

3 Years	$ 428

5 Years	$ 739

10 Years	$1,624

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Treasury investments.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

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By Telephone

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You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds at the following address:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. (Eastern time) and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

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Send requests by mail to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. The Fund may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all Shareholder accounts that are traded through the same system maintained by the firm. Unless the Transfer Agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0004	0.0051	0.0159	0.0492	0.0438
Net realized and unrealized gain (loss) on investments	0.0002	0.0006	0.0007	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.0006	0.0057	0.0166	0.0492	0.0438

Less Distributions:
Distributions from net investment income	(0.0004)	(0.0051)	(0.0159)	(0.0492)	(0.0438)
Distributions from net realized gain on investments	(0.0002)	(0.0006)	(0.0007)	--	--

TOTAL DISTRIBUTIONS	(0.0006)	(0.0057)	(0.0166)	(0.0492)	(0.0438)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.57%	1.67%	5.03%	4.47%

Ratios to Average Net Assets:

Expenses	1.01%	1.05%	1.03%	1.04%	1.01%

Net investment income	0.04%	0.54%	1.63%	4.91%	4.37%

Expense waiver/reimbursement[2]	0.09%	0.05%	--	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$341,511	$491,107	$606,949	$977,293	$850,062

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated July 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 147551402

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0010801A (7/04)

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TREASURY CASH SERIES
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A Portfolio of Cash Trust Series, Inc.

Statement of additional Information
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July 31, 2004

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Treasury Cash Series (Fund), dated July 31, 2004.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

Who Manages and Provides Services to the Fund?..7

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Cash Trust Series, Inc. (Corporation). The
Corporation, an open-end, management investment company was originally organized as a
Massachusetts business trust under the laws of the Commonwealth of Massachusetts on
May 16, 1989. It was reorganized under the laws of the state of Maryland on February
1, 1993. The Corporation may offer separate series of Shares representing interests in separate portfolios of securities.

The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

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Callable Securities

Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board of
Directors (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board.
The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the
Fund's risk of loss and potential for gain.

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Call Risks
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Fundamental INVESTMENT Objective
The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may not be changed by the Fund's
Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S.
government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities
The Fund will not purchase or sell securities which are restricted as to resale under federal securities law.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this
SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1%
between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

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RULE 12B-1 PLAN
As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and
Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the
Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.


SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees)
to investment professionals or to Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive [payments under the Rule 12b-1 Plan and/or Service Fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

As of July 6, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: BHC Securities, Inc., Philadelphia, PA, owned approximately 68,766,450 Shares (25.75%); NFB Investment Services, Melville, NY,
owned approximately 33,804,639 Shares (12.65%); Primevest Financial Services, Inc.,
special custody account for the exclusive benefit of customers, Saint Cloud, MN, owned approximately 22,508,341 Shares (8.42%); Plymouth Savings Bank, Middleboro, MA,
owned approximately 17,304,076 Shares (6.48%); Primevest Financial Services, Inc.,
special custody account for the exclusive benefit of customers, St. Cloud, MN, owned approximately 15,816,283 Shares (5.92%); Special account for the exclusive benefit of
Stern, Agee & Leach, Birmingham, AL, owned approximately 14,916,333 Shares
(5.58%); City Securities Corporation for the exclusive benefit of customers,
Indianapolis, IN, owned approximately 14,672,824 Shares (5.49%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The
Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth
Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark
Funds-five portfolios.

As of July 6, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    Aggregate         Total
        Name           Five Years, Other Directorships    ompensation   Compensation
     Birth Date         Held and Previous Position(s)        From           From
      Address                                            Corporation     Corporation
Positions Held with                                         (past       and Federated
    Corporation                                          Ciscal year)   Fund Complex
--------------------                                                    past calendar
 Date Service Began   P                                  f             (    year)
John F. Donahue*      Principal Occupations: Chairman         $0             $0
Birth Date: July      and Director or Trustee of the
28, 1924              Federated Fund Complex; Chairman
CHAIRMAN AND          and Director, Federated
DIRECTOR              Investors, Inc.
Began serving: May    ---------------------------------
1989
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

J. Christopher        Principal Occupations: Principal        $0             $0
Donahue*              Executive Officer and President
Birth Date: April     of the Federated Fund Complex;
11, 1949              Director or Trustee of some of
PRESIDENT AND         the Funds in the Federated Fund
DIRECTOR              Complex; President, Chief
Began serving: May    Executive Officer and Director,
1989                  Federated Investors, Inc.;
                      Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

Lawrence D. Ellis,    Principal Occupations: Director      $514.99        $148,500
M.D.*                 or Trustee of the Federated Fund
Birth Date: October   Complex; Professor of Medicine,
11, 1932              University of Pittsburgh;
3471 Fifth Avenue     Medical Director, University of
Suite 1111            Pittsburgh Medical Center
Pittsburgh, PA        Downtown; Hematologist,
DIRECTOR              Oncologist and Internist,
Began serving: May    University of Pittsburgh Medical
1989                  Center.

                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past    Aggregate       Total
                      Five Years, Other Directorships     Compensation    Compensation
        Name          Held and Previous Position(s)       From            From
     Birth Date                                           Corporation     Corporation
      Address                                             (past           and Federated
Positions Held with                                       fiscal year)    Fund Complex
    Corporation                                                           past calendar
 Date Service Began                                                       (year)
Thomas G. Bigley      Principal Occupation: Director       $566.49        $163,350
Birth Date:           or Trustee of the Federated Fund
February 3, 1934      Complex.
15 Old Timber Trail
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Member of Executive
Began serving:        Committee, Children's Hospital
November 1994         of Pittsburgh; Director,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

John T. Conroy, Jr.   Principal Occupations: Director      $566.49        $163,350
Birth Date: June      or Trustee of the Federated Fund
23, 1937              Complex; Chairman of the Board,
Grubb &           Investment Properties
Ellis/Investment      Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 North Tamiami
Trail                 Previous Positions: President,
Suite 402             Investment Properties
Naples, FL            Corporation; Senior Vice
DIRECTOR              President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director       $566.49        $163,350
Constantakis          or Trustee of the Federated Fund
Birth Date:           Complex.
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director and Member of the Audit
DIRECTOR              Committee, Michael Baker
Began serving:        Corporation (engineering and
February 1998         energy services worldwide).

                      Previous Position: Partner,
                      Anderson Worldwide SC.

John F. Cunningham    Principal Occupation: Director       $514.99        $148,500
Birth Date: March     or Trustee of the Federated Fund
5, 1943               Complex.
353 El Brillo Way
Palm Beach, FL        Other Directorships Held:
DIRECTOR              Chairman, President and Chief
Began serving:        Executive Officer, Cunningham
January 1999          & Co., Inc. (strategic
                      business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

Peter E. Madden       Principal Occupation: Director       $514.99        $148,500
Birth Date: March     or Trustee of the Federated Fund
16, 1942              Complex; Management Consultant.
One Royal Palm Way
100 Royal Palm Way    Other Directorships Held: Board
Palm Beach, FL        of Overseers, Babson College.
DIRECTOR
Began serving:        Previous Positions:
August 1991           Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director      $566.49        $163,350
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945              Executive Vice President, DVC
80 South Road         Group, Inc. (marketing,
Westhampton Beach,    communications and technology)
NY                    (prior to 9/1/00).
DIRECTOR
Began serving:        Previous Positions: Chief
January 1999          Executive Officer, PBTC
                      International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director      $617.99        $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Partner, Murray, Hogue &
Duquesne University   Lannis.
Pittsburgh, PA
DIRECTOR              Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director     $514.99        $148,500
Birth Date: June      or Trustee of the Federated Fund
21, 1935              Complex; Public
4905 Bayard Street    Relations/Marketing
Pittsburgh, PA        Consultant/Conference
DIRECTOR              Coordinator.
Began serving: May
1989                  Previous Positions: National
                      Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh         Principal Occupations:  Director     $514.99        $148,500
Birth Date:           or Trustee of the Federated Fund
November 28, 1957     Complex; President and Director,
2604 William Drive    Heat Wagon, Inc. (manufacturer
Valparaiso, IN        of construction temporary
DIRECTOR              heaters); President and
Began serving:        Director, Manufacturers
January 1999          Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

--------------------------------------------------------------------------------------

OFFICERS**

            Name
         Birth Date
           Address
     Positions Held with
         Corporation
-----------------------------
     Date Service Began           Principal Occupation(s) and Previous Position(s)
John W. McGonigle             Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938  Secretary of the Federated Fund Complex; Executive Vice
EXECUTIVE VICE PRESIDENT AND  President, Secretary and Director, Federated Investors,
SECRETARY                     Inc.
Began serving: May 1989
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

Richard J. Thomas             Principal Occupations: Principal Financial Officer and
Birth Date: June 17, 1954     Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                     President, Federated Administrative Services.
Began serving: November 1998
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

Richard B. Fisher             Principal Occupations: Vice Chairman or Vice President
Birth Date: May 17, 1923      of some of the Funds in the Federated Fund Complex;
VICE CHAIRMAN                 Vice Chairman, Federated Investors, Inc.; Chairman,
Began serving: August 2002    Federated Securities Corp.

                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.

Deborah A. Cunningham         Principal Occupations:  Deborah A. Cunningham has been
Birth Date: September 15,     the Fund's Portfolio Manager since January 1994. Ms.
1959                          Cunningham was named Chief Investment Officer of money
CHIEF INVESTMENT OFFICER      market products in 2004 and is a Vice President of the
Began serving: May 2004       Corporation. She joined Federated in 1981 and has been
                              a Senior Portfolio Manager and a Senior Vice President
                              of the Fund's Adviser since 1997. Ms. Cunningham is a
                              Chartered Financial Analyst and received her M.S.B.A.
                              in Finance from Robert Morris College.

Mary Jo Ochson                Principal Occupations:  Mary Jo Ochson was named Chief
Birth Date: September 12,     Investment Officer of tax-exempt fixed income products
1953                          in 2004 and is  a Vice President of the Corporation.
VICE PRESIDENT                She joined Federated in 1982 and has been a Senior
Began serving: November 1998  Portfolio Manager and a Senior Vice President of the
                              Fund's Adviser since 1996.  Ms. Ochson is a Chartered
                              Financial Analyst and received her M.B.A. in Finance
                              from the University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee           Committee Functions                          Fiscal
Committee Members                                                          Year
Executive John F. Donahue     In between meetings of the full Board,       Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit     Thomas G. Bigley    The purposes of the Audit Committee are         Five
          John T. Conroy,     to oversee the accounting and financial
          Jr.                 reporting process of the Fund, the Fund`s
          Nicholas P.         internal control over financial
          Constantakis        reporting, and the quality, integrity and
          Charles F.          independent audit of the Fund`s financial
          Mansfield, Jr.      statements.  The Committee also oversees
                              or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              auditors, acts as a liaison between the
                              independent auditors and the Board and
                              reviews the Fund`s internal audit
                              function.

NominatingThomas G. Bigley    The Nominating Committee, whose members      None
          John T. Conroy,     consist of all Independent  Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Director," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.

--------------------------------------------------------------------------------------

Board ownership of shares in the fund and in the federated family of Investment companies AS OF dECEMBER 31, 2003
                                                                              Aggregate
                                                                        Dollar Range of
                                            Dollar Range of             Shares Owned in
Interested                                     Shares Owned         Federated Family of
Board Member Name                                   in Fund        Investment Companies
John F. Donahue                                        None               Over $100,000
J. Christopher Donahue                                 None               Over $100,000
Lawrence D. Ellis, M.D.                         $1- $10,000               Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                       None               Over $100,000
John T. Conroy, Jr.                                    None               Over $100,000
Nicholas P. Constantakis                               None               Over $100,000
John F. Cunningham                                     None               Over $100,000
Peter E. Madden                                        None               Over $100,000
Charles F. Mansfield, Jr.                              None          $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                      None               Over $100,000
Marjorie P. Smuts                                      None               Over $100,000
John S. Walsh                                          None               Over $100,000

--------------------------------------------------------------------------------------


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the
Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.


The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                     Average Aggregate Daily
                                   Net Assets of the Federated
Maximum Administrative Fee                    Funds
        0.150 of 1%                  on the first $5 billion
        0.125 of 1%                   on the next $5 billion
        0.100 of 1%                  on the next $10 billion
        0.075 of 1%                 on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended May 31          2004              2003               2002
Advisory Fee Earned             $2,009,009        $2,811,400          3,802,523
Advisory Fee Reduction           204,823           301,049               --
Administrative Fee               304,312           422,834             572,238
12b-1 Fee:                       401,802              --                 --
Shareholder Services Fee:        827,523              --                 --

--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended May
31, 2004.

Yield and Effective Yield are given for the 7-day period ended May 31, 2004.

                          7-Day Period          1 Year         5 Years      10 Years
Total Return                   --                0.06%          2.34%        3.42%
Yield                         0.03%               --             --            --
Effective Yield               0.03%               --             --            --

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

iMoneyNet, Inc.
iMoneyNet's Money Fund Report publishes annualized yields of money market funds weekly. iMoneyNet, Inc.'s Money Market Insight publication reports monthly and
12-month-to-date investment results for the same money funds.

Money
Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2003,  Federated  managed 14 bond funds
with   approximately   $3.8   billion  in  assets  and  22  money  market  funds  with
approximately $23.0 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated has more than 32 years'  experience.  As of December
31, 2003,  Federated managed 36 equity funds totaling  approximately  $25.6 billion in assets across  growth,  value,  equity income,  international,  index and sector (i.e.
utility) styles.  Federated's  value-oriented  management style combines  quantitative and  qualitative  analysis  and  features a  structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31, 2003,  Federated  managed 11 money market  funds and 4 bond  funds  with  assets  approximating  $61.7  billion  and $3.4
billion,   respectively.   Federated's   corporate  bond  decision   making--based  on
intensive,  diligent credit  analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972,  Federated introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December  31,  2003,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual  funds,  with assets  approximating  $4.9  billion,  $0.9 billion,  $2.9 billion and $56.2 billion, respectively.  Federated trades approximately $90.4 billion in U.S.  government and mortgage backed securities daily and places  approximately $35 billion  in  repurchase  agreements  each day.  Federated  introduced  the first  U.S.
government fund to invest in U.S.  government  bond securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government markets since 1982 and  currently  manages  approximately  $50 billion in  government  funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's  domestic and international  equity products;
Global  Fixed  Income - Mary Jo Ochson and Robert J.  Ostrowski  are  responsible  for overseeing the management of Federated's  domestic and international  fixed income and high yield  products;  and Money Markets - Deborah A.  Cunningham is  responsible  for overseeing the management of Federated's money market fund products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over $6.2  trillion to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,  cash management,  and
asset/liability  management.   Institutional  clients  include  corporations,  pension
funds,  tax  exempt  entities,   foundations/endowments,   insurance  companies,   and
investment and financial advisers.

Bank Marketing
Other  institutional  clients  include more than 1,600 banks and trust  organizations.
Virtually  all of the  trust  divisions  of the top 100  bank  holding  companies  use
Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are   available  to  consumers   through  major   brokerage   firms
nationwide--Federated   has   over   2,000   broker/dealer   and   bank   broker/dealer
relationships across the  country--supported by more wholesalers than any other mutual fund distributor.  Federated's service to financial professionals and institutions has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Treasury
Cash Series dated May 31, 2004.

ADDRESSES

treasury cash series

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


Federated Investors
World-Class Investment Manager

Cash Trust Series, Inc.

PROSPECTUS


July 31, 2004


PRIME CASH SERIES
TREASURY CASH SERIES
GOVERNMENT CASH SERIES
MUNICIPAL CASH SERIES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Funds' Fees and Expenses? 7

What are Each Fund's Investment Strategies? 8

What are the Principal Securities in Which Each Fund Invests? 10

What are the Specific Risks of Investing in Each Fund? 15

What Do Shares Cost? 16

How are the Funds Sold? 17

How to Purchase Shares 17

How to Redeem Shares 20

Account and Share Information 24

Who Manages the Funds? 25

Legal Proceedings 26

Financial Information 27

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market mutual fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective
Prime Cash Series (Prime Fund)	To provide current income consistent with stability of principal and liquidity.
Treasury Cash Series (Treasury Fund)	To provide current income consistent with stability of principal and liquidity.
Government Cash Series (Government Fund)	To provide current income consistent with stability of principal and liquidity.
Municipal Cash Series (Municipal Fund)	To provide current income exempt from federal regular income tax consistent with stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

Prime Fund

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The Prime Fund invests primarily in high-quality, fixed-income securities issued by banks, corporations and the U.S. government.



The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.


Treasury Fund

The Treasury Fund invests primarily in U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

Government Fund

The Government Fund invests primarily in U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.


The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.


Municipal Fund

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The Municipal Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Municipal Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?


All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.06%.



Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.03% (quarter ended December 31, 2003).


Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2003.


Calendar Period	Fund
1 Year	0.27%
5 Years	2.90%
10 Years	3.73%


The Fund's 7-Day Net Yield as of December 31, 2003 was 0.14%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.03%.



Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.39% (quarter ended December 31, 2000). Its lowest quarterly return was 0.01% (quarter ended December 31, 2003).


Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2003.


Calendar Period	Fund
1 Year	0.17%
5 Years	2.66%
10 Years	3.53%


The Fund's 7-Day Net Yield as of December 31, 2003 was 0.04%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.03%.

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

Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.42% (quarter ended September 30, 2000). Its lowest quarterly return was 0.01% (quarter ended December 31, 2003).


Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2003.


Calendar Period	Fund
1 Year	0.18%
5 Years	2.75%
10 Years	3.60%


The Fund's 7-Day Net Yield as of December 31, 2003 was 0.06%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.06%.

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

Within the periods shown in the bar chart, the Fund's highest quarterly return was 0.91% (quarter ended December 31, 2000). Its lowest quarterly return was 0.02% (quarter ended September 30, 2003).

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Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2003.


Calendar Period	Fund
1 Year	0.23%
5 Years	1.78%
10 Years	2.28%


The Fund's 7-Day Net Yield as of December 31, 2003 was 0.28%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Funds' Fees and Expenses?

CASH TRUST SERIES, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Prime Fund, Treasury Fund, Government Fund, and Municipal Fund.

Shareholder Fees	Prime Fund	Treasury Fund	Government Fund	Municipal Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee[3]	0.35%	0.35%	0.35%	0.35%
Shareholder Services Fee	0.25%	0.25%[4]	0.25%[4]	0.25%
Other Expenses	0.23%[5]	0.25%	0.26%[5]	0.23%[5]
Total Annual Fund Operating Expenses	1.33%	1.35%	1.36%	1.33%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, administrator and transfer agent waived certain amounts and the distributor elected not to accrue a portion of the distribution (12b-1) fee. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended May 31, 2004.

Total Waivers and Reductions of Fund Expenses	0.28%	0.34%	0.32%	0.28%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	1.05%	1.01%	1.04%	1.05%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by Prime Fund, Treasury Fund, Government Fund, and Municipal Fund (after the voluntary waiver) was 0.48%, 0.45%, 0.45%, and 0.48%, respectively, for the fiscal year ended May 31, 2004.

3 The distributor has voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by Prime Fund, Treasury Fund, Government Fund and Municipal Fund (after the voluntary reduction) was 0.10% for the fiscal year ended May 31, 2004.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by Treasury Fund and Government Fund (after the voluntary waiver) was 0.21% and 0.24%, respectively, for the fiscal year ended May 31, 2004.

5 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by Prime Fund, Government Fund and Municipal Fund (after the voluntary waivers) were 0.22%, 0.25%, and 0.22%, respectively, for the fiscal year ended May 31, 2004.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

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

The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses are before waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Prime Fund	$135	$421	$729	$1,601

Treasury Fund	$137	$428	$739	$1,624

Government Fund	$138	$431	$745	$1,635

Municipal Fund	$135	$421	$729	$1,601

What are Each Fund's Investment Strategies?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

PRIME FUND AND MUNICIPAL FUND

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating services (NRSROs).

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TREASURY FUND

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

Because the Treasury Fund refers to Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in Treasury securities.

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GOVERNMENT FUND

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Because the Government Fund refers to Government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in Government securities.

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MUNICIPAL FUND



In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields. The Adviser structures the portfolio by investing primarily in variable-rate demand instruments and municipal notes. Because the Municipal Fund refers to Municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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TEMPORARY DEFENSIVE INVESTMENTS

The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which Each Fund Invests?

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The following is a listing of the principal securities in which each Fund invests.

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PRIME FUND

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

The Prime Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, municipal securities, bank instruments, asset-backed securities, insurance contracts, foreign securities, repurchase agreements and investing in securities of other investment companies. Certain of these fixed-income securities may be subject to credit enhancement.

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TREASURY FUND


The Treasury Fund invests primarily in fixed-income securities, including U.S. Treasury securities and repurchase agreements.


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GOVERNMENT FUND

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

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, government agency securities and repurchase agreements.

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MUNICIPAL FUND


The Municipal Fund invests primarily in tax-exempt securities, a type of fixed-income security, including variable-rate demand instruments and municipal notes. Certain of these tax-exempt securities may be subject to credit enhancement.

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

The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-principal investment as described in each Fund's Statement of Additional Information (SAI):

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

TAX-EXEMPT SECURITIES



The Municipal Fund may principally invest in tax-exempt securities. Tax-exempt securities are fixed-income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.



FIXED-INCOME SECURITIES



The Prime Fund, Treasury Fund and Government Fund may principally invest in fixed-income securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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U.S. Treasury Securities

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The Government Fund and Treasury Fund may principally invest in U.S. Treasury securities. U.S. Treasury Securities are direct obligations of the federal government of the United States.


Agency Securities


The Government Fund may principally invest in agency securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.



Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.



A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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Corporate Debt Securities


The Prime Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER


The Prime Fund may principally invest in commercial paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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DEMAND INSTRUMENTS


The Prime Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Municipal Securities


The Prime Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.


Bank Instruments


The Prime Fund may principally invest in bank instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker's acceptances.

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

Asset-Backed Securities



The Prime Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

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Insurance Contracts


The Prime fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Prime Fund treats these contracts as fixed-income securities.

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

VARIABLE-RATE DEMAND INSTRUMENTS



The Municipal Fund may principally invest in variable-rate demand instruments. Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

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MUNICIPAL NOTES


The Municipal Fund may principally invest in municipal notes. Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Credit Enhancement


Certain fixed-income securities invested in by the Prime Fund and certain tax-exempt securities, which are a type of fixed-income security, invested in by the Municipal Fund may be subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.



Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.


Foreign Securities


The Prime Fund may principally invest in foreign securities. Foreign Securities are securities of issuers based outside the United States. The Prime Fund considers an issuer to be based outside the United States if:


  it is organized under the laws of, or has a principal office located in another country;
  the principal trading market for its securities is in an another country; or
  it (or is subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign securities.

Repurchase Agreements


The Prime Fund, Treasury Fund and Government Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risk.


Investing in Securities of Other Investment Companies


The Prime Fund may principally invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash.


Investment Ratings


The securities in which the Prime Fund and Municipal Fund invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in Each Fund?


Each of the Funds is subject to interest rate risks and credit risks. In addition, the Prime Fund and Municipal Fund are subject to sector risks. The Prime Fund also is subject to risks of foreign investing.

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

INTEREST-RATE RISKS



Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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CREDIT RISKS

Prime Fund and Municipal Fund


Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.



Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.


Prime Fund, Treasury Fund and Government Fund

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS


Prime Fund and Municipal Fund


A substantial part of the Prime Fund's and Municipal Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Prime Fund and Municipal Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in economic cycle affecting credit losses and regulatory changes.

RISKS OF FOREIGN INVESTING

Prime Fund


Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 3:00 p.m. (Eastern time) for the Municipal Fund and 3:00 p.m. (Eastern time) for the Prime Fund, Treasury Fund and Government Fund and as of the end of regular trading (normally 4:00 p.m. Eastern time) for each Fund each day the NYSE is open.



The required minimum initial investment amount for Fund Shares is $10,000. The required minimum subsequent investment amount is $500. For the Prime Fund, Treasury Fund and Government Fund, the minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The Municipal Fund may not be suitable for retirement plans because it invests in tax-exempt securities.


An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?


The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals. The Municipal Fund may not be a suitable investment for retirement plans because it invests in tax-exempt securities.


When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Funds have each adopted a Rule12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares


You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


THROUGH AN INVESTMENT PROFESSIONAL


Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.



If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.



If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with a Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


DIRECTLY FROM THE FUNDS


By Telephone



You may purchase Shares by calling the Funds at 1-800-341-7400.



Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by a Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call a Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.


Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted. If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds' transfer agent.



By Mail



You may purchase Shares by sending your check payable to The Federated Funds at the following address:



The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, send it to:



The Federated Funds
66 Brooks Drive
Braintree, MA 02184



Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred by a Fund or State Street Bank and Trust Company, the Funds' transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud a Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.



Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares of the Prime Fund, Treasury Fund or Government Fund as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or these Funds for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from a Fund if you purchased Shares directly from a Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to a Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.



If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.



If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with a Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.


DIRECTLY FROM THE FUNDS

By Telephone


You may redeem Shares by calling a Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.



If you call before 3:00 p.m. (Eastern time) with respect to the Prime Fund, Treasury Fund and Government Fund, or noon (Eastern time) with respect to the Municipal Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.



If you call after 3:00 p.m. (Eastern time) with respect to the Prime Fund, Treasury Fund and Government Fund, or noon (Eastern time) with respect to the Municipal Fund, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


By Mail

You may redeem Shares by mailing a written request to a Fund.


Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.


Send requests by mail to:


The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600


Send requests by private courier or overnight delivery service to:


The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

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Call your investment professional or the Funds if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

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In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Prime Fund, Treasury Fund or Government Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or a Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Funds will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders. The Funds may establish alternative days for payment of dividends each month at the election of your investment professional's firm. Each investment firm must elect the same payment date for all Shareholder accounts that are traded through the same system maintained by the firm. Unless the Transfer Agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from a Fund, you will receive dividends on the last day of each month.

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The Funds do not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. See "Tax Information" below for information on the tax consequences of a Fund realizing a capital gain.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts (other than retirement accounts for the Prime Fund, Treasury Fund and Government Fund) may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Prime Fund, Treasury Fund and Government Fund send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes.

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Although the Municipal Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.

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Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Funds?

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The Board of Directors (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.50% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds (Funds) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte &Touche LLP, whose report, along with each Fund's audited financial statements, are included in each Fund's Annual Report.

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Financial Highlights -- Prime Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.007	0.019	0.052	0.047

Less Distributions:
Distributions from net investment income	(0.001)	(0.007)	(0.019)	(0.052)	(0.047)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.14%	0.69%	1.95%	5.34%	4.81%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.05%	1.04%	1.01%

Net investment income	0.14%	0.70%	1.94%	5.18%	4.73%

Expense waiver/reimbursement[2]	0.03%	0.03%	0.02%	0.06%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,334,861	$5,008,970	$5,621,516	$6,151,845	$5,061,010

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2004, which can be obtained free of charge.

Financial Highlights -- Treasury Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0004	0.0051	0.0159	0.0492	0.0438
Net realized and unrealized gain (loss) on investments	0.0002	0.0006	0.0007	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.0006	0.0057	0.0166	0.0492	0.0438

Less Distributions:
Distributions from net investment income	(0.0004)	(0.0051)	(0.0159)	(0.0492)	(0.0438)
Distributions from net realized gain on investments	(0.0002)	(0.0006)	(0.0007)	--	--

TOTAL DISTRIBUTIONS	(0.0006)	(0.0057)	(0.0166)	(0.0492)	(0.0438)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.57%	1.67%	5.03%	4.47%

Ratios to Average Net Assets:

Expenses	1.01%	1.05%	1.03%	1.04%	1.01%

Net investment income	0.04%	0.54%	1.63%	4.91%	4.37%

Expense waiver/reimbursement[2]	0.09%	0.05%	--	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$341,511	$491,107	$606,949	$977,293	$850,062

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2004, which can be obtained free of charge.

Financial Highlights -- Government Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0006	0.0058	0.0174	0.0506	0.0455
Less Distributions:
Distributions from net investment income	(0.0006)	(0.0058)	(0.0174)	(0.0506)	(0.0455)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.58%	1.75%	5.18%	4.65%

Ratios to Average Net Assets:

Expenses	1.04%	1.05%	1.05%	1.04%	1.01%

Net investment income	0.07%	0.59%	1.74%	4.96%	4.54%

Expense waiver/reimbursement[2]	0.08%	0.04%	0.01%	0.02%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$444,087	$590,024	$663,299	$785,978	$582,519

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2004, which can be obtained free of charge.

Financial Highlights -- Municipal Cash Series

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.005	0.012	0.032	0.029

Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.012)	(0.032)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.13%	0.51%	1.20%	3.21%	2.92%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.05%	1.04%	1.02%

Net investment income	0.13%	0.52%	1.16%	3.16%	2.87%

Expense waiver/reimbursement[2]	0.03%	0.07%	0.05%	0.03%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$353,473	$426,684	$538,236	$508,523	$430,365

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) for each Fund dated July 31, 2004, is incorporated by reference into this prospectus. Additional information about a Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain a Fund's SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.

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These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Funds (including the SAIs) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Cash Trust Series, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5843

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 147551105
Cusip 147551402
Cusip 147551204
Cusip 147551303

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G00861-01 (7/04)

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PART C.    OTHER INFORMATION.

Item 22.   Exhibits:

               (a)   (i)      Conformed copy of Articles of Incorporation of the
                              Registrant. (7)
               (b)   (i)      Copy of By-Laws of the Registrant; (9)
                     (ii)     Copy of Amendment No. 1 to By-Laws of the Registrant;
                              (10)
                     (iii)    Copy of Amendment No. 2 to By-Laws of the Registrant;
                              (10)
                     (iv)     Copy of Amendment No. 3 to By-Laws of the Registrant;
                              (10)
                     (v)      Copy of Amendment No. 4 to By-Laws of the Registrant;
                              (14)
                     (vi)     Copy of Amendment No. 5 to By-Laws of the Registrant. +
               (c)            Not applicable.
               (d)   (i)      Conformed copy of Investment Advisory Contract
                              including Exhibits A, B, C and D of the Registrant; (7)
                     (ii)     Conformed copy of Amendment to Investment Advisory
                              Contract of the Registrant. (13)
               (e)   (i)      Conformed copy of Distributor's Contract including
                              Exhibits A, B, C, and D of the registrant; (10)
                     (ii)     Conformed copy of Amendment dated June 1, 2001 to
                              Distributor's Contract of the Registrant; (13)
                     (iii)    Conformed copy of Amendment dated October 3, 2003 to
                              Distributor's Contract of the Registrant; +
                     (iv)     The Registrant hereby incorporates the conformed copy
                              of the specimen Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service Agreement; and Plan
                              Trustee/Mutual Funds Service Agreement from Item
                              24(b)(6) of the Cash Trust Series II Registration
                              Statement on Form N-1A, filed with the Commission on
                              July 24, 1995. (File Nos. 33-38550 and 811-6269).
                (f)           Not applicable.
               (g)   (i)      Conformed copy of Custodian Contract of the
                              Registrant; (10)
                     (ii)     Conformed copy of Custodian Fee Schedule; (10)
                     (iii)    Conformed copy of Amendment to Custodian Contract of
                              the Registrant. (14)
               (h)     (i)    Conformed copy of Amended and Restated Agreement for
                              Fund Accounting Services, Administrative Services,
                              Transfer Agency Services and Custody Services
                              Procurement; (10)
                      (ii)    The Registrant hereby incorporates by reference the
                              conformed copy of the Agreement for Administrative
                              Services from Item 23(h)(vix) of the Federated Index
                              Trust Registration Statement on Form N-1A, filed with
                              the Commission on December 30, 2003. (File Nos.
                              33-33852 and 811-6061);
                     (iii)    The Registrant hereby incorporates the conformed copy
                              of the Second Amended and Restated Services Agreement
                              from Item 23(h)(v) of the Investment Series Funds,
                              Inc. Registration Statement on Form N-1A filed with
                              the Commission on January 23, 2002. (File Nos.
                              33-48847 and 811-07021);
                     (iv)     The Registrant hereby incorporates the conformed copy
                              of Amendment No. 2 to the Amended and Restated
                              Agreement for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement from Item 23 (h) (v) of the
                              Federated U.S. Government Securities: 2-5 Years
                              Registration Statement on Form N-1A, filed with the
                              Commission on March 30, 2004. (File Nos. 2-75769 and
                              811-3387);
                     (v)      The Registrant hereby incorporates the conformed copy
                              of Amendment No. 3 to the Amended and Restated
                              Agreement for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services and Custody
                              Services Procurement from Item 23 (h)(v) of the
                              Federated U.S. Government Securities: 2-5 Years
                              Registration Statement on Form N-1A, filed with the
                              Commission on March 30, 2004. (File Nos. 2-75769 and
                              811-3387);
                     (vi)     The Registrant hereby incorporates by reference the
                              conformed copy of the Financial Administration and
                              Accounting Services Agreement from Item 23 (h)(v) of
                              the Federated Limited Duration Government Fund, Inc.
                              Registration Statement on Form N-1A, filed with the
                              Commission on April 26, 2004. (File Nos. 33-41004 and
                              811-6307);
                    (vii)     Conformed copy of the Second Amended and Restated
                              Services Agreement, with Attached Schedule 1 revised
                              6/30/04. +
                    (viii)    Conformed copy of the Financial Administration and
                              Accounting Services Agreement, with attached Exhibit A
                              revised 6/30/04. +
                    (ix)      The responses described in Item 22(e)(iv) are hereby
                              incorporated by reference.
            (i)               Conformed copy of Opinion and Consent of Counsel as to
                              legality of shares being registered. (3)
             (j)              Conformed copy of Consent of Independent Auditors. +
            (k)               Not applicable.
            (l)               Conformed copy of Initial Capital Understanding.(2)
            (m)     (i)       Conformed copy of Distribution Plan including Exhibits
                              A, B, and C of the Registrant; (7)
                    (ii)      Conformed copy of Exhibit D to the Distribution Plan
                              of the Registrant; (8)
                    (iii)     Conformed copy of Amended and Restated Distribution
                              Plan including Exhibit A of the Registrant; +
                    (iv)      The responses described in Item 22(e)(iv) are hereby
                              incorporated by reference.
           (n)                Not applicable.
           (o)      (i)       Conformed copy of Power of Attorney of Registrant; (12)
                    (ii)      Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant;(12)
                    (iii)     Conformed copy of Power of Attorney of the President
                              and Vice Chairman of the Registrant. (14)
            (p)               The Registrant hereby incorporates the conformed copy
                              of the Code of Ethics for Access Persons from the Item
                              23(p) of Money Market Obligations Trust Registration
                              Statement on Form N-1A filed with the Commission on
                              February 26, 2004. (File Nos. 33-31602 and 811-5950).

+ Exhibits have been filed electronically

1.    Response is incorporated by reference to Registrant's Initial Registration
      Statement on Form N-1A filed July 13, 1989 (File Nos. 33-29838 and 811-5843).
2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed August 14, 1989 (File Nos. 33-29838 and
      811-5843).
3.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed December 6, 1989 (File Nos. 33-29838 and
      811-5843).
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed September 23, 1993 (File Nos. 33-29838 and 811-5843).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed September 29, 1994 (File Nos. 33-29838 and 811-5843).
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 filed September 27, 1995 (File Nos. 33-29838 and 811-5843).
10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 18 filed September 28, 1998 (File Nos. 33-29838 and 811-5843).
12.   Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 21 on Form N-1A filed September 28, 2000. (File Nos. 33-29838 and 811-5843).
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed July 25, 2002. (File Nos. 33-29838 and
      811-5843).
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 24 on Form N-1A filed July 29, 2003. (File Nos. 33-29838 and
      811-5843).

Item 23.   Persons Controlled by or Under Common Control with Registrant:

           None

Item 24.   Indemnification:  (1)

Item 25.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson
            & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.),
            800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 26.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated
                  Adjustable Rate Securities Fund; Federated American Leaders
                  Fund, Inc.; Federated Core Trust; Federated Core Trust II,
                  L.P.; Federated Equity Funds; Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA
                  Trust; Federated Government Income Securities, Inc.;
                  Federated High Income Bond Fund, Inc.; Federated High Yield
                  Trust; Federated Income Securities Trust; Federated Income
                  Trust; Federated Index Trust; Federated Institutional Trust;
                  Federated Insurance Series; Federated International Series,
                  Inc.; Federated Investment Series Funds, Inc.; Federated
                  Limited Duration Government Fund, Inc.; Federated Managed
                  Allocation Portfolios; Federated Municipal Opportunities
                  Fund, Inc.; Federated Municipal Securities Fund, Inc.;
                  Federated Municipal Securities Income Trust; Federated
                  Short-Term Municipal Trust; Federated Stock and Bond Fund,
                  Inc.; Federated Stock Trust; Federated Total Return
                  Government Bond Fund; Federated Total Return Series, Inc.;
                  Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust; Edward
                  Jones Money Market Fund; Edward Jones Tax-Free Money Market
                  Fund; Money Market Obligations Trust; Regions Morgan Keegan
                  Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice Chairman

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
and Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              James F. Getz, Jr.
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 27.    Location of Accounts and Records:

All  accounts  and records  required  to be  maintained  by Section  31(a) of the
Investment  Company  Act of  1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

                                          (Notices should be sent to the Agent
                                          for Service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

State Street Bank and
Trust Company ("Custodian,
Transfer Agent and Dividend               P.O. Box 8600
Disbursing Agent")                        Boston, MA  02266-8600

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment Management
Company("Adviser")                        Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Item 28.   Management Services:  Not applicable.

Item 29.   Undertakings:

           Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                     SIGNATURES
           Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, CASH TRUST SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of July, 2004.

                              CASH TRUST SERIES, INC.
                        BY: /s/ Nelson Winter
                        Nelson Winter, Assistant Secretary
                        July 29, 2004

           Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                             TITLE                DATE

By:   /s/ Nelson Winter
      Nelson Winter                    Attorney In Fact     July 29, 2004
      ASSISTANT SECRETARY              For the Persons
                                       Listed Below

      NAME                             TITLE

John F. Donahue*                       Chairman and Director

Richard B. Fisher*                     Vice Chairman

J. Christopher Donahue*                President and Director
                                       (Principal Executive Officer)

Richard J. Thomas*                     Treasurer
                                       (Principal Financial Officer)

Thomas G. Bigley*                      Director

John T. Conroy, Jr.*                   Director

Nicholas P. Constantakis*              Director

John F. Cunningham*                    Director

Lawrence D. Ellis, M.D.*               Director

Peter E. Madden*                       Director

Charles F. Mansfield, Jr.*             Director

John E. Murray, Jr., J.D., S.J.D.*     Director

Marjorie P. Smuts*                     Director

John S. Walsh*                         Director

*  By Power of Attorney